Debt and Other Financing - Outstanding Debt Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Current portion of long-term debt	$ 0	$ 16,798
Non-current portion of long-term debt	74,126	86,637
Total long-term debt	74,126	103,435
Unamortized debt issuance cost	(2,718)	(1,827)
Outstanding balance	$ 71,408	$ 101,608